UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448
______________________________________________

UBS Master Series, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments

UBS Money Market Fund
Schedule of investments – May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

US government and agency obligations—29.01%

Federal Home Loan Bank
2.030%, due 07/07/08[1]	250,000	249,507
2.650%, due 07/23/08[1]	148,000	147,444
2.546%, due 08/15/08[1]	144,000	143,246
4.885%, due 08/20/08	250,000	250,078
2.150%, due 08/21/08[1]	250,000	248,806
2.100%, due 09/11/08[1]	500,000	497,054
5.100%, due 09/19/08	250,000	250,347
2.000%, due 12/16/08[1]	500,000	494,528
2.560%, due 02/13/09	250,000	251,056
Federal Home Loan Mortgage Corp.
3.470%, due 06/13/08[1]	250,000	249,735
2.100%, due 11/10/08[1]	250,000	247,652
Federal National Mortgage Association
5.000%, due 06/27/08[1]	417,000	415,552
2.150%, due 07/09/08[1]	400,000	399,116
2.610%, due 07/16/08[1]	250,000	249,202
2.800%, due 08/01/08[1]	250,000	248,833
2.540%, due 08/08/08[1]	106,000	105,499
2.500%, due 11/28/08[1]	340,000	335,774
US Treasury Bills
1.586%, due 09/11/08[1]	500,000	497,775

Total US government and agency obligations (cost—$5,281,204)		5,281,204

Commercial paper[1]—15.18%

Banking-non-US—2.89%
Dnb NOR ASA
2.750%, due 06/16/08	276,000	275,705
Royal Bank of Scotland PLC
2.850%, due 06/04/08	250,000	249,960
		525,665

Banking-US—10.94%
Bank of America Corp.
2.780%, due 06/02/08	250,000	250,000
BNP Paribas Finance
2.550%, due 08/01/08	250,000	248,938
Danske Corp.
2.650%, due 08/01/08	300,000	298,675
ING (US) Funding LLC
2.760%, due 10/27/08	250,000	247,183
National Australia Funding (DE), Inc.
2.850%, due 07/29/08	250,000	248,872
Rabobank USA Financial Corp.
2.500%, due 06/10/08	250,000	249,861
San Paolo IMI US Financial Company
2.370%, due 06/12/08	200,000	199,868
Societe Generale N.A., Inc.
2.550%, due 07/07/08	250,000	249,380
		1,992,777

Finance-noncaptive diversified—1.35%
General Electric Capital Corp.
2.500%, due 01/29/09	250,000	245,816

Total commercial paper (cost—$2,764,258)		2,764,258

UBS Money Market Fund
Schedule of investments – May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Repurchase agreements—56.20%

Repurchase agreement dated 05/30/08 with Barclays Bank PLC, 2.220% due 06/02/08, collateralized by $6,038,000 Federal Home Loan Mortgage Corp. obligations, 4.125% due 01/22/13; (value—$6,120,761); proceeds: $6,001,110	6,000,000	6,000,000

Repurchase agreement dated 05/30/08 with Deutsche Bank Securities, Inc., 2.300% due 06/02/08, collateralized by $4,214,000 Federal Home Loan Mortgage Corp. obligations, 5.250% due 10/10/12; (value—$4,284,760); proceeds: $4,200,805	4,200,000	4,200,000

Repurchase agreement dated 05/30/08 with State Street Bank & Trust Co., 1.550% due 06/02/08, collateralized by $32,372 US Treasury Notes, 4.875% to 5.000% due 05/15/09 to 08/15/11; (value—$34,688); proceeds: $34,004	34,000	34,000

Total repurchase agreements (cost—$10,234,000)		10,234,000

Total investments (cost—$18,279,462 which approximates cost for federal income tax purposes)[2]—100.39%		18,279,462

Liabilities in excess of other assets—(0.39)%		(70,579)

Net assets (applicable to 12,888,145; 502,446 and 4,809,416 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%		18,208,883

1	Interest rates shown are the discount rates at date of purchase.

2	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Fund is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 – unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets:

		Measurements at 05/31/08
Description	Total ($)	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)

Assets

Securities	18,279,462	—	18,279,462	—

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	97.1

Norway	1.5

United Kingdom	1.4

Total	100.0

Weighted average maturity — 40 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated February 29, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2008